Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

Fiscal 2013	First	Second	Third	Fourth
Net sales	$1,192.5	$1,095.9	$1,111.5	$1,066.1
Gross profit	561.6	530.7	510.4	501.6
Net earnings	129.8	84.9	87.2	105.1
Earnings per share:
Basic	$2.10	$1.37	$1.40	$1.69
Diluted	$2.07	$1.35	$1.38	$1.66

Items increasing/(decreasing) net earnings:
2013 restructuring (1)	$(30.7)	$(24.8)	$(19.1)	$(23.3)
Net pension/post-retirement gains	23.5	—	—	44.0
ASR integration/transaction costs	(0.6)	(0.4)	(0.1)	(0.5)
Other realignment/integration	(0.1)	(0.2)	0.1	(0.8)
Venezuela devaluation/other impacts	0.4	(6.3)	(0.2)	(0.2)
Adjustments to valuation allowances and prior years tax accruals	—	3.0	7.2	(1.9)

Fiscal 2012	First	Second	Third	Fourth
Net sales	$1,198.1	$1,101.8	$1,124.1	$1,143.2
Gross profit	564.5	517.2	528.8	527.4
Net earnings	143.8	77.9	70.2	117.0
Earnings per share:
Basic	$2.17	$1.19	$1.08	$1.86
Diluted	$2.15	$1.17	$1.06	$1.84

Items increasing/(decreasing) net earnings:
2013 restructuring	$—	$—	$—	$(4.6)
Prior restructuring	7.6	(1.2)	(0.4)	(0.3)
ASR integration/transaction costs	(0.9)	(1.5)	(1.5)	(1.3)
Other realignment/integration	—	(0.2)	(0.2)	(0.1)
Early termination of interest rate swap	—	—	(1.1)	—
Litigation provision	—	—	(8.5)	8.5
Adjustments to valuation allowances and prior years tax accruals	—	—	4.2	2.8

(1) Includes net of tax costs of $3.4 for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statement of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $3.8, for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in cost of products sold on the Consolidated Statement of Earnings and Comprehensive Income.